Other Income and Expenses - Summary of Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of other assets				$ 344
Gain on sale of long-lived assets		$ 130		174
Sale of waste material		20	$ 21	13
Insurance rebates		35		10
Foreign exchange gain		112	26	123
Other investment in shares		2,011
Recycling of cumulative gain on sale of joint venture		212
Recoveries of prior years		594	896
Others		229	70	9
Other income	$ 168	3,343	1,013	673
Contingencies associated with prior acquisitions or disposals			149	138
Loss on sale of property, plant and equipment			67
Recoveries of prior years			44	116
Impairment loss excluding intangibles and other	$ 256	5,102	1,018	432
Loss in write-off of intangible assets		375
Disposal of long-lived assets		915	861	518
Contingencies		804	589	518
Severance payments		465	1,207	264
Donations		605	489	528
Legal fees and other expenses from past acquisitions			17	149
Effect of taxes paid on previous years		3,253
Other		862	464	284
Other expenses		12,381	4,905	$ 2,947
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of Other Operating Income Expense [Line Items]
Impairment loss excluding intangibles and other		1,463	$ 948
Leao Alimentos e Bebidas, L T DA [Member]
Disclosure of Other Operating Income Expense [Line Items]
Impairment loss excluding intangibles and other		1,038
Specialty’s Café & Bakery, Inc [Member]
Disclosure of Other Operating Income Expense [Line Items]
Impairment loss excluding intangibles and other		2,021
Doña Tota [Member]
Disclosure of Other Operating Income Expense [Line Items]
Impairment loss excluding intangibles and other		$ 576